Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
GOODWILL AND INTANGIBLE ASSETS
7. G
OODWILL
AND
I
NTANGIBLE
A
SSETS
Definite-lived intangible assets includes developed technology and customer relationships, which had a net carrying amount of $13.8 million and $2.4 million at December 31, 2021 and 2020, respectively. At December 31, 2021 and 2020, accumulated amortization related to our developed technology was $2.5 million and $0.3 million, respectively. Prior to its impairment, recorded during the second quarter of 2020, our definite-lived intangible assets included supplier relationships, customer relationships, and non-compete
agreements, in addition to developed technology.
Our goodwill is included in our Marketplace segment.
The net changes in the carrying amounts of our intangible assets and goodwill were as follows (in thousands):

	Definite-lived Intangible Assets	Trademark	Goodwill
Balance at January 1, 2020	$149,948	$143,400	$1,060,428
Capitalized development costs	7,264	—	—
Impairment	(107,365)	(78,734)	(377,101)
Disposals	(124)	—	—
Amortization	(47,365)	—	—

Balance at December 31, 2020	2,358	64,666	683,327
Acquisition of Betcha	5,320	—	34,877
Capitalized development costs	8,438	—	—
Amortization	(2,271)	—	—

Balance at December 31, 2021	$13,845	$64,666	$718,204

We had recorded $563.2 million of cumulative impairment charges related to our intangible assets and goodwill as of December 31, 2021 and 2020.
Amortization expense on our definite-lived intangible assets was $2.3 million, $47.4 million, and $91.5 million for the years ended December 31, 2021, 2020, and 2019, respectively, and is presented in Depreciation and amortization in the Consolidated Statements of Operations.
The estimated future amortization expense
related
to the definite-lived intangible
assets
as of December 31, 2021 is a follows
(in thousands):